The Gabelli Asset Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97 .3%
Aerospace and Defense — 1 .4%
200 Airbus SE ................................................. $ 37,177
6,200 Ducommun Inc. † ..................................... 756,400
3,800 HEICO Corp. ............................................. 1,041,960
240 Howmet Aerospace Inc. ............................ 55,310
20,000 Innovative Solutions and Support Inc. † ..... 410,600
9,170 L3Harris Technologies Inc. ....................... 3,165,026
5,520 Lockheed Martin Corp. ............................. 3,336,233
300 MTU Aero Engines AG .............................. 107,494
5,350 Northrop Grumman Corp. ......................... 3,649,984
230,000 Rolls-Royce Holdings plc .......................... 3,446,125
8,605 RTX Corp. ................................................ 1,659,904
78,000 StandardAero Inc. † ................................... 2,014,740
12,247 The Boeing Co. † ....................................... 2,437,520
22,118,473
Agriculture — 0 .2%
33,500 Archer-Daniels-Midland Co. ...................... 2,435,115
19,200 The Mosaic Co. ........................................ 489,600
2,924,715
Automotive — 1 .2%
4,000 Daimler Truck Holding AG ......................... 191,733
7,000 Ferrari NV ................................................ 2,369,150
1 Iveco Group NV ........................................ 22
1,400 Mercedes-Benz Group AG ......................... 84,777
122,700 PACCAR Inc. ............................................ 14,171,850
925 Tesla Inc. † ................................................ 343,869
580 Toyota Motor Corp. , ADR .......................... 119,532
36,800 Traton SE ................................................. 1,310,937
2,800 Volkswagen AG ........................................ 286,258
18,878,128
Automotive: Parts and Accessories — 3 .0%
5,000 Advance Auto Parts Inc. ............................ 263,750
14,000 Atmus Filtration Technologies Inc. ............. 794,780
56,500 BorgWarner Inc. ....................................... 3,065,690
72,800 Brembo NV .............................................. 682,844
49,000 Dana Inc. ................................................. 1,648,850
208,000 Garrett Motion Inc. ................................... 3,779,360
163,000 Genuine Parts Co. ..................................... 17,237,250
6,300 Modine Manufacturing Co. † ...................... 1,365,273
73,000 Monro Inc. ............................................... 1,170,920
180,508 O'Reilly Automotive Inc. † ......................... 16,662,693
30,000 Standard Motor Products Inc. ................... 1,042,200
47,713,610
Aviation: Parts and Services — 0 .6%
13,000 Curtiss-Wright Corp. ................................ 8,854,560
5,500 Gogo Inc. † ............................................... 22,110
600 United Airlines Holdings Inc. † ................... 55,242
8,931,912
Shares
Market
Value
Broadcasting — 0 .9%
1,400 Cogeco Communications Inc. ................... $ 71,052
17,900 Cogeco Inc. .............................................. 892,105
15,000 Corus Entertainment Inc. , Cl. B † ............... 350
4,180 GCI Liberty Inc. , Cl. A † ............................. 154,033
16,346 GCI Liberty Inc. , Cl. C † ............................. 608,234
18,600 Liberty Broadband Corp. , Cl. A † ................ 934,092
34,830 Liberty Broadband Corp. , Cl. C † ................ 1,751,949
33,500 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ................................................... 2,615,680
39,100 Liberty Media Corp.-Liberty Formula One ,
Cl. C † ................................................... 3,324,282
4,500 Nexstar Media Group Inc. ......................... 813,735
30,000 Sinclair Inc. .............................................. 388,200
112,398 Sirius XM Holdings Inc. ............................ 2,594,146
16,000 TBS Holdings Inc. ..................................... 563,662
14,711,520
Building and Construction — 0 .9%
21,950 Arcosa Inc. ............................................... 2,329,773
31,000 Assa Abloy AB , Cl. B ................................. 1,101,593
4,000 Builders FirstSource Inc. † ......................... 329,320
2,525 Cie de Saint-Gobain SA ............................. 204,472
1,000 Fluor Corp. † ............................................. 46,650
32,000 Fortune Brands Innovations Inc. ............... 1,247,040
49,600 Herc Holdings Inc. .................................... 4,937,680
8,625 Johnson Controls International plc ............ 1,129,444
32,100 Knife River Corp. † .................................... 2,620,965
2,600 Lennar Corp. , Cl. B ................................... 218,712
14,165,649
Business Services — 2 .5%
3,000 A10 Networks Inc. .................................... 69,360
670 Cadence Design Systems Inc. † ................. 186,173
1,500 Clarkson plc ............................................. 91,527
230,000 Clear Channel Outdoor Holdings Inc. † ....... 545,100
17,900 Ecolab Inc. ............................................... 4,761,758
500 GXO Logistics Inc. † .................................. 25,925
45,000 Havas NV ................................................. 779,679
400 HubSpot Inc. † .......................................... 97,640
6,750 InPost SA † ............................................... 117,654
1,550 Jacobs Solutions Inc. ............................... 197,284
6,000 Kyndryl Holdings Inc. † ............................. 78,720
7,000 Live Nation Entertainment Inc. † ................ 1,067,570
39,120 Mastercard Inc. , Cl. A ............................... 19,546,699
70,000 NIQ Global Intelligence plc † ...................... 795,900
20,400 UL Solutions Inc. , Cl. A ............................. 1,748,484
2,900 United Rentals Inc. ................................... 2,112,824
8,000 V2X Inc. † ................................................. 548,000
23,400 Visa Inc. , Cl. A .......................................... 7,072,416
20,000 Weave Communications Inc. † ................... 92,400
39,935,113

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Cable and Satellite — 1 .4%
35,000 AMC Networks Inc. , Cl. A † ........................ $ 237,650
1,000 Charter Communications Inc. , Cl. A † ......... 215,880
166,200 Comcast Corp. , Cl. A ................................ 4,771,602
39,250 Naspers Ltd. , Cl. N ................................... 1,999,375
4,900 Prosus NV ................................................ 220,770
363,600 Rogers Communications Inc. , Cl. B ........... 13,980,420
3,500 Rogers Communications Inc. , Cl. B ........... 134,606
21,560,303
Communications Equipment — 0 .1%
11,500 Arista Networks Inc. † ............................... 1,411,970
1,000 Corning Inc. ............................................. 135,970
6,500 Nokia Oyj , ADR ......................................... 52,260
1,600,200
Computer Hardware — 0 .3%
10,055 Apple Inc. ................................................ 2,551,859
6,794 Dell Technologies Inc. , Cl. C ...................... 1,115,099
2,200 International Business Machines Corp. ...... 533,258
4,200,216
Computer Software and Services — 1 .7%
6,710 Alphabet Inc. , Cl. A ................................... 1,929,528
33,532 Alphabet Inc. , Cl. C ................................... 9,618,989
150 Capgemini SE ........................................... 17,424
1,800 Check Point Software Technologies Ltd. † .. 257,130
4,200 Cisco Systems Inc. ................................... 325,878
10,000 Coffee Stain Group AB , Cl. B † ................... 18,110
2,315 CoreWeave Inc. , Cl. A † ............................. 179,343
755 CrowdStrike Holdings Inc. , Cl. A † ............. 294,760
7,100 Gen Digital Inc. ......................................... 133,693
20,000 Hewlett Packard Enterprise Co. ................. 476,200
5,796 Meta Platforms Inc. , Cl. A ......................... 3,316,065
13,902 Microsoft Corp. ........................................ 5,146,103
3,932 Oracle Corp. ............................................. 578,436
1,305 Palo Alto Networks Inc. † .......................... 209,218
20,000 PAR Technology Corp. † ............................ 266,600
4,915 Rapid7 Inc. † ............................................ 27,082
7,500 Rockwell Automation Inc. ......................... 2,691,600
600 Salesforce Inc. ......................................... 112,002
398 ServiceNow Inc. † ..................................... 41,611
935 Snowflake Inc. , Cl. A † ............................... 141,017
5,000 Stratasys Ltd. † ......................................... 39,050
400 Synopsys Inc. † ........................................ 158,592
25,978,431
Consumer Products — 2 .4%
10,321 American Outdoor Brands Inc. † ................ 96,398
10,000 Aptiv plc † ................................................. 694,400
25,000 Brunswick Corp. ....................................... 1,819,000
9,850 Christian Dior SE ...................................... 5,020,839
34,400 Church & Dwight Co. Inc. ......................... 3,210,208
Shares
Market
Value
85,000 Edgewell Personal Care Co. ...................... $ 1,813,900
78,000 Energizer Holdings Inc. ............................. 1,280,760
8,000 Essity AB , Cl. A ......................................... 204,930
40,000 Essity AB , Cl. B ......................................... 1,026,340
2,607 Givaudan SA ............................................ 8,750,861
28,000 Harley-Davidson Inc. ................................ 566,160
1,600 Hermes International SCA ......................... 2,975,620
2,036 Johnson Outdoors Inc. , Cl. A .................... 94,694
1,375 Kimberly-Clark Corp. ................................ 132,646
1,271 MarineMax Inc. † ...................................... 34,393
3,952 National Presto Industries Inc. .................. 541,661
18,829 Nintendo Co. Ltd. , ADR ............................. 269,066
24,350 Philip Morris International Inc. .................. 4,026,029
25,776 Reckitt Benckiser Group plc ...................... 1,735,879
38,000 Sally Beauty Holdings Inc. † ...................... 526,300
10,701 Spectrum Brands Holdings Inc. ................ 788,664
10,331 Sturm Ruger & Co. Inc. ............................ 414,170
4,700 The Estee Lauder Companies Inc. , Cl. A ..... 337,319
8,500 The Procter & Gamble Co. ........................ 1,227,740
1,066 Unilever plc .............................................. 59,246
800 Unilever plc , ADR ..................................... 45,576
26,000 Wolverine World Wide Inc. ....................... 424,320
38,117,119
Consumer Services — 0 .6%
1,450 Airbnb Inc. , Cl. A † .................................... 183,106
1,800 Allegion plc .............................................. 261,522
8,644 Amazon.com Inc. † ................................... 1,800,286
6,000 Angi Inc. † ................................................ 41,100
10 Booking Holdings Inc. .............................. 42,103
26,700 CarMax Inc. † ............................................ 1,110,186
870 FedEx Corp. .............................................. 309,877
12,500 IAC Inc. † .................................................. 500,375
15,000 Rapala VMC Oyj † ..................................... 16,852
70,000 Rollins Inc. ............................................... 3,738,700
12,900 Uber Technologies Inc. † ........................... 927,897
5,000 Verisure plc † ............................................ 51,430
8,983,434
Diversified Industrial — 7 .4%
8,900 ABB Ltd. , ADR .......................................... 716,272
450 Acuity Inc. ................................................ 126,099
40,000 Ampco-Pittsburgh Corp. † ......................... 268,800
7,500 API Group Corp. † ..................................... 303,900
34,000 Avantor Inc. † ........................................... 266,560
7,450 Belden Inc. ............................................... 855,484
345,750 Bollore SE ................................................ 1,957,413
5,000 CAE Inc. † ................................................. 130,250
3,000 Carrier Global Corp. .................................. 168,930
129,350 Crane Co. ................................................. 22,118,850
9,550 Crane NXT Co. .......................................... 387,634
2,775 Eaton Corp. plc ......................................... 992,534
2,050 Emerson Electric Co. ................................ 268,591

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
300 Enpro Inc. ................................................ $ 75,195
2,900 EquipmentShare.com Inc. , Cl. A † .............. 59,073
2,000 Franklin Electric Co. Inc. ........................... 184,340
16,650 General Electric Co. .................................. 4,724,770
114,750 Greif Inc. , Cl. A ......................................... 7,696,283
38,150 Honeywell International Inc. ...................... 8,623,045
3,000 Hyster-Yale Inc. ........................................ 97,530
9,000 Ichor Holdings Ltd. † ................................. 419,490
14,400 Ingersoll Rand Inc. ................................... 1,153,728
142,100 ITT Inc. .................................................... 27,074,313
11,900 Jardine Matheson Holdings Ltd. ................ 846,685
1,300 Landis+Gyr Group AG ............................... 82,104
7,000 Mercury Systems Inc. † ............................. 510,370
227,650 Myers Industries Inc. ................................ 4,821,627
11,000 nVent Electric plc ...................................... 1,301,080
14,000 Park-Ohio Holdings Corp. ......................... 336,560
23,000 Pentair plc ................................................ 2,003,530
325 Siemens AG ............................................. 77,271
800 Siemens AG , ADR ..................................... 97,504
1,250 Smiths Group plc ..................................... 37,723
5,500 Sulzer AG ................................................. 1,132,191
13,400 Sunbelt Rentals Holdings Inc. ................... 872,206
6,000 Svenska Cellulosa AB SCA , Cl. A ............... 69,211
36,000 Svenska Cellulosa AB SCA , Cl. B ............... 413,747
153,500 Textron Inc. .............................................. 13,440,460
5,000 The Gorman-Rupp Co. .............................. 310,650
220,000 Toray Industries Inc. ................................. 1,525,535
7,430 Trane Technologies plc ............................. 3,096,378
145,000 Tredegar Corp. † ....................................... 1,152,750
156,000 Trinity Industries Inc. ................................ 5,020,080
2,637 Waters Corp. † .......................................... 785,299
116,602,045
Electronics — 4 .0%
10,000 Flex Ltd. † ................................................. 654,600
5,000 Kimball Electronics Inc. † .......................... 118,450
42,000 Kyocera Corp. , ADR .................................. 645,540
1,200 Mettler-Toledo International Inc. † .............. 1,513,440
223,150 Mirion Technologies Inc. † ......................... 4,148,359
1,295 Nextpower Inc. , Cl. A † .............................. 156,112
114,950 Resideo Technologies Inc. † ...................... 3,874,965
2,100 Samsung Electronics Co. Ltd. , GDR .......... 5,955,600
100 Samsung Electronics Co. Ltd., New York ,
GDR ..................................................... 283,604
1,466,816 Sony Group Corp. , ADR ............................ 30,363,091
13,000 TE Connectivity plc ................................... 2,717,260
57,410 Texas Instruments Inc. ............................. 11,145,577
1,860 Thermo Fisher Scientific Inc. ..................... 914,246
300 WESCO International Inc. ......................... 82,086
62,572,930
Shares
Market
Value
Energy and Utilities — 3 .4%
25,000 Amentum Holdings Inc. † .......................... $ 652,000
1,000 Baker Hughes Co. ..................................... 61,050
47,100 BP plc , ADR ............................................. 2,213,700
380 Cheniere Energy Inc. ................................ 107,829
39,300 Chevron Corp. .......................................... 8,131,170
20,000 ConocoPhillips ......................................... 2,640,000
870 Constellation Energy Corp. ........................ 242,947
83,000 Devon Energy Corp. .................................. 4,176,560
269 Diamondback Energy Inc. ......................... 53,206
26,200 Enbridge Inc. ............................................ 1,418,468
63,200 EOG Resources Inc. .................................. 9,136,824
2,500 EQT Corp. ................................................ 159,100
1,149 Expand Energy Corp. ................................ 126,137
55,300 Exxon Mobil Corp. .................................... 9,382,198
495 GE Vernova Inc. ........................................ 432,085
24,000 Halliburton Co. ......................................... 935,760
24,200 Innovex International Inc. † ....................... 590,238
20,000 Kinder Morgan Inc. ................................... 670,600
65,281 National Fuel Gas Co. ................................ 6,133,803
2,250 National Grid plc ....................................... 37,807
17,000 NextEra Energy Inc. .................................. 1,578,960
600 Ormat Technologies Inc. ........................... 67,152
1,100 Phillips 66 ................................................ 200,398
3,850 RWE AG ................................................... 256,677
1,600 Sempra .................................................... 155,472
1,300 Severn Trent plc ....................................... 53,169
3,975 Shell plc , ADR .......................................... 369,675
3,474 SLB Ltd. ................................................... 178,529
19,000 Southwest Gas Holdings Inc. .................... 1,651,100
86,000 The AES Corp. .......................................... 1,211,740
4,500 Veolia Environnement SA .......................... 169,875
6,860 Vitesse Energy Inc. ................................... 124,578
53,318,807
Entertainment — 7 .7%
156,800 Atlanta Braves Holdings Inc. , Cl. A † .......... 7,393,120
311,859 Atlanta Braves Holdings Inc. , Cl. C † .......... 13,316,379
6,965 Borussia Dortmund GmbH & Co. KGaA ..... 24,433
500 CTS Eventim AG & Co. KGaA .................... 28,700
10,000 Embracer Group AB † ................................ 50,752
40,000 Fox Corp. , Cl. A ........................................ 2,336,000
60,000 Fox Corp. , Cl. B ........................................ 3,186,000
768,000 Grupo Televisa SAB , ADR ......................... 2,234,880
9,089 Juventus Football Club SpA † .................... 21,095
13,934 Liberty Live Holdings Inc. , Cl. A † .............. 1,276,912
48,434 Liberty Live Holdings Inc. , Cl. C † .............. 4,558,124
119,220 Madison Square Garden Entertainment
Corp. † .................................................. 7,023,250
106,585 Madison Square Garden Sports Corp. † ..... 34,256,419
37,055 Manchester United plc , Cl. A † ................... 623,265
1,200 Marvell Technology Inc. ............................ 118,860

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
28,983 Netflix Inc. † .............................................. $ 2,786,716
42,500 Ollamani SAB † ......................................... 173,694
350 ROBLOX Corp. , Cl. A † .............................. 19,796
137,433 Sphere Entertainment Co. † ....................... 16,134,634
131 Spotify Technology SA † ............................ 63,523
4,168 Take-Two Interactive Software Inc. † .......... 823,180
112,900 The Walt Disney Co. ................................. 10,881,302
119,140 Versant Media Group Inc. ......................... 4,410,563
300,000 Vivendi SE ................................................ 615,490
322,500 Warner Bros Discovery Inc. † .................... 8,855,850
121,212,937
Environmental Services — 2 .5%
9,000 Canfor Corp. † ........................................... 88,764
3,300 Phinia Inc. ................................................ 225,852
124,611 Republic Services Inc. .............................. 27,292,301
57,000 Waste Connections Inc. ............................ 9,259,080
13,200 Waste Management Inc. ........................... 3,033,228
39,899,225
Equipment and Supplies — 10 .8%
2,050 3M Co. ..................................................... 297,721
38,561 Albany International Corp. , Cl. A ................ 2,013,270
259,813 AMETEK Inc. ............................................ 55,693,515
38,865 Amphenol Corp. , Cl. A .............................. 4,910,593
3,500 AZZ Inc. ................................................... 437,955
24,450 Crown Holdings Inc. ................................. 2,451,112
89,050 CTS Corp. ................................................ 4,253,028
4,706 Danaher Corp. .......................................... 892,258
16,000 Distribution Solutions Group Inc. † ............ 419,840
269,500 Donaldson Co. Inc. ................................... 22,872,465
284,933 Flowserve Corp. ....................................... 20,945,425
41,700 Graco Inc. ................................................ 3,529,905
7,250 Hubbell Inc. .............................................. 3,557,865
50,200 IDEX Corp. ............................................... 9,515,410
36,000 Interpump Group SpA .............................. 1,348,183
55,000 Mueller Industries Inc. .............................. 6,094,000
50 Parker-Hannifin Corp. ............................... 44,762
80,000 Sealed Air Corp. ....................................... 3,364,000
23,500 The Manitowoc Co. Inc. † .......................... 273,775
44,650 The Timken Co. ........................................ 4,490,450
15,000 The Toro Co. ............................................ 1,401,600
66,900 The Weir Group plc .................................. 2,477,597
18,000 Titan Machinery Inc. † ............................... 300,960
20,000 Valmont Industries Inc. ............................. 7,991,400
32,500 Watts Water Technologies Inc. , Cl. A ......... 9,434,425
169,011,514
Financial Services — 10 .3%
40,000 AllianceBernstein Holding LP .................... 1,497,600
1,450 Ally Financial Inc. ..................................... 56,883
71,915 American Express Co. ............................... 21,752,849
Shares
Market
Value
1,300 Ameriprise Financial Inc. ........................... $ 577,720
400 Analog Devices Inc. .................................. 127,256
210 Aon plc , Cl. A ........................................... 67,784
2,000 Banco Bilbao Vizcaya Argentaria SA .......... 42,189
2,400 Bank of America Corp. .............................. 117,000
22,000 Barclays plc .............................................. 113,405
43 Berkshire Hathaway Inc. , Cl. A † ................ 30,880,020
643 Berkshire Hathaway Inc. , Cl. B † ................ 308,126
44,350 Blackstone Inc. ......................................... 5,099,807
525,000 Bolsas y Mercados Argentinos SA ............. 124,082
20,000 Bridgepoint Group plc .............................. 60,833
5,625 Brookfield Asset Management Ltd. , Cl. A ... 250,031
32,250 Brookfield Corp. ....................................... 1,305,157
1,895 Cannae Holdings Inc. ................................ 21,546
2,065 Capital One Financial Corp. ....................... 376,718
240 Chubb Ltd. ............................................... 78,223
8,300 Citigroup Inc. ........................................... 941,303
4,700 Cohen & Steers Inc. ................................. 293,985
2,000 Commerzbank AG .................................... 71,177
5,000 Credit Agricole SA .................................... 92,063
55,000 Dah Sing Banking Group Ltd. .................... 85,223
23,000 Dah Sing Financial Holdings Ltd. ............... 118,150
3,000 E-L Financial Corp. Ltd. ............................ 34,138
2,800 EXOR NV ................................................. 212,468
3,100 Fifth Third Bancorp ................................... 144,026
1,900 First American Financial Corp. ................... 114,551
70 First Citizens BancShares Inc. , Cl. A .......... 131,926
2,900 Fiserv Inc. † .............................................. 161,820
6,510 Flushing Financial Corp. ............................ 99,994
350 FTAI Aviation Ltd. ..................................... 85,750
150,000 GAM Holding AG † .................................... 19,885
1,500 ING Groep NV .......................................... 38,325
89,454 Interactive Brokers Group Inc. , Cl. A ......... 5,999,680
1,100 Intercontinental Exchange Inc. .................. 173,008
20,000 Jefferies Financial Group Inc. .................... 825,400
40,170 JPMorgan Chase & Co. ............................. 11,816,407
12,000 Kinnevik AB , Cl. B † ................................... 63,609
70,650 KKR & Co. Inc. ......................................... 6,535,125
61,500 Loews Corp. ............................................. 6,564,510
2,950 M&T Bank Corp. ....................................... 609,824
9,000 Marsh & McLennan Companies Inc. .......... 1,561,050
240 Moody's Corp. ......................................... 104,700
5,000 NatWest Group plc ................................... 36,611
1,200 NN Group NV ........................................... 93,014
2,608 Oceaneering International Inc. † ................. 92,506
2,880 Old Republic International Corp. ............... 114,912
7,200 Popular Inc. ............................................. 966,024
12,200 PROG Holdings Inc. .................................. 350,018
2,500 Rocket Companies Inc. , Cl. A † .................. 35,625
1,200 Shinhan Financial Group Co. Ltd. , ADR ..... 73,584
800 Societe Generale SA ................................. 57,108
279,000 Sony Financial Group Inc. , ADR † .............. 1,258,290

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
956 Southern First Bancshares Inc. † ............... $ 52,102
21,500 Spartacus Acquisition Corp. II † ................. 215,753
2,000 Standard Chartered plc ............................. 41,164
79,000 State Street Corp. ..................................... 9,998,240
22,340 SuRo Capital Corp. ................................... 239,261
8,800 T. Rowe Price Group Inc. .......................... 793,232
600 Texas Capital Bancshares Inc. † ................. 56,928
55,000 The Bank of East Asia Ltd. ........................ 91,676
235,300 The Bank of New York Mellon Corp. .......... 27,913,639
747 The Charles Schwab Corp. ........................ 70,203
9,410 The Goldman Sachs Group Inc. ................. 7,960,766
1,200 The Hartford Insurance Group Inc. ............ 162,276
25,500 The PNC Financial Services Group Inc. ...... 5,306,295
11,000 Tiptree Inc. ............................................... 186,120
24,000 TP ICAP Group plc ................................... 86,246
1,530 TrustCo Bank Corp. NY ............................. 66,983
1,750 UBS Group AG ......................................... 68,372
500 UniCredit SpA .......................................... 35,173
9,000 Value Line Inc. ......................................... 317,610
22,000 VNV Global AB † ....................................... 42,528
3,000 Wealthfront Corp. † ................................... 27,750
54,000 Wells Fargo & Co. .................................... 4,298,940
160,864,275
Food and Beverage — 7 .6%
59,000 BellRing Brands Inc. † ............................... 949,310
555,100 Brown-Forman Corp. , Cl. A ....................... 14,871,129
1,850 Brown-Forman Corp. , Cl. B ....................... 48,914
7,000 Canada Packers Inc. ................................. 101,495
720,000 China Mengniu Dairy Co. Ltd. ................... 1,579,350
22,200 Coca-Cola Europacific Partners plc ............ 2,012,874
15,400 Coca-Cola HBC AG ................................... 865,481
1,300 Constellation Brands Inc. , Cl. A ................. 195,000
17,000 Crimson Wine Group Ltd. † ....................... 74,970
60,400 Danone SA ............................................... 4,819,913
20,000 Davide Campari-Milano NV ....................... 141,707
188,250 Diageo plc , ADR ....................................... 14,015,212
30,000 Farmer Brothers Co. † ............................... 38,100
190,000 Flowers Foods Inc. ................................... 1,548,500
29,000 Fomento Economico Mexicano SAB de CV ,
ADR ..................................................... 3,220,740
64,500 General Mills Inc. ..................................... 2,400,690
1,134,000 Grupo Bimbo SAB de CV , Cl. A .................. 3,798,138
10,500 Heineken Holding NV ................................ 744,570
47,650 Heineken NV ............................................ 3,651,556
16,850 Heineken NV , ADR .................................... 648,388
121,750 ITO EN Ltd. .............................................. 2,283,412
7,000 JBT Marel Corp. ....................................... 895,090
53,000 Kerry Group plc , Cl. A ............................... 4,190,187
450 Kerry Group plc , Cl. A ............................... 35,577
Shares
Market
Value
741,500 Kikkoman Corp. ........................................ $ 6,704,593
16,325 LVMH Moet Hennessy Louis Vuitton SE .... 8,738,350
45,000 Maple Leaf Foods Inc. .............................. 970,455
37,000 MEIJI Holdings Co. Ltd. ............................ 899,675
95,000 Mondelēz International Inc. , Cl. A .............. 5,475,800
85,400 Morinaga Milk Industry Co. Ltd. ................ 2,563,534
16,000 National Beverage Corp. † ......................... 538,400
21,000 Nestlé SA ................................................. 2,059,555
277,500 Nissin Foods Holdings Co. Ltd. ................. 5,254,324
16,250 PepsiCo Inc. ............................................. 2,523,463
42,950 Pernod Ricard SA ..................................... 3,188,122
63,400 Post Holdings Inc. † .................................. 6,267,724
56,000 Remy Cointreau SA .................................. 2,380,681
200,000 SunOpta Inc. † .......................................... 1,296,000
6,450 Suntory Beverage & Food Ltd. .................. 182,358
10,000 The Campbell's Company ......................... 222,700
15,250 The Coca-Cola Co. .................................... 1,159,763
16,000 The J.M. Smucker Co. .............................. 1,543,040
1,400 The Kraft Heinz Co. ................................... 31,486
240 The Magnum Ice Cream Co. NV † .............. 3,523
200,000 Tingyi (Cayman Islands) Holding Corp. ..... 331,072
22,660 Tootsie Roll Industries Inc. ....................... 968,035
200,800 Yakult Honsha Co. Ltd. ............................. 3,365,540
119,798,496
Health Care — 3 .5%
2,000 Abbott Laboratories .................................. 205,340
8,600 AbbVie Inc. .............................................. 1,870,414
5,000 Align Technology Inc. † ............................. 857,150
23,665 Amgen Inc. .............................................. 8,326,530
1,000 AstraZeneca plc ........................................ 197,220
45,000 Bausch + Lomb Corp. † ............................. 715,500
7,000 Bausch Health Cos. Inc. † .......................... 37,800
68,000 Baxter International Inc. ............................ 1,142,400
1,845 Becton Dickinson & Co. ............................ 290,089
7,100 Biogen Inc. † ............................................. 1,301,643
2,500 Bio-Rad Laboratories Inc. , Cl. A † .............. 696,875
3,400 Boston Scientific Corp. † ........................... 213,350
8,550 Bridgebio Pharma Inc. † ............................ 634,923
47,280 Bristol-Myers Squibb Co. .......................... 2,867,532
5,160 Cencora Inc. ............................................. 1,620,963
4,800 Chemed Corp. .......................................... 1,813,152
7,200 CONMED Corp. ........................................ 254,592
1,500 CVS Group plc ......................................... 22,197
200 DaVita Inc. † ............................................. 30,738
95,000 Demant A/S † ............................................ 2,849,177
1,500 Elevance Health Inc. ................................. 439,125
690 Eli Lilly & Co. ........................................... 634,641
40,000 Evolent Health Inc. , Cl. A † ......................... 91,200
10,750 Haleon plc ................................................ 53,187
8,435 HCA Healthcare Inc. .................................. 3,991,779
62,336 Henry Schein Inc. † ................................... 4,594,163

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
1,000 ICU Medical Inc. † ..................................... $ 129,150
4,500 Indivior Pharmaceuticals Inc. † .................. 137,160
6,000 Integer Holdings Corp. † ............................ 528,000
90 Intuitive Surgical Inc. † .............................. 41,489
10,917 Johnson & Johnson ................................. 2,668,552
3,000 Labcorp Holdings Inc. .............................. 800,430
181 McKesson Corp. ....................................... 156,630
800 Medline Inc. , Cl. A † .................................. 35,600
1,000 Medtronic plc ........................................... 86,650
33,900 Merck & Co. Inc. ...................................... 4,077,831
26,000 Option Care Health Inc. † ........................... 699,920
3,200 Pfizer Inc. ................................................ 89,856
615 Regeneron Pharmaceuticals Inc. ............... 475,174
40,000 Roche Holding AG , ADR ........................... 1,988,400
2,500 Smith & Nephew plc ................................. 39,212
3,190 Stryker Corp. ............................................ 1,048,202
619 Tenet Healthcare Corp. † ............................ 116,812
50,000 Teva Pharmaceutical Industries Ltd. , ADR † 1,506,000
4,500 The Cigna Group ...................................... 1,200,375
12,000 The Cooper Companies Inc. † .................... 858,000
965 UnitedHealth Group Inc. ........................... 261,119
495 Vertex Pharmaceuticals Inc. † .................... 221,037
21,950 Zimmer Biomet Holdings Inc. ................... 1,984,719
54,901,998
Hotels and Gaming — 0 .6%
10,000 Accor SA .................................................. 469,506
15,000 Brightstar Lottery plc ................................ 191,100
30,000 Caesars Entertainment Inc. † ..................... 792,900
4,600 Churchill Downs Inc. ................................ 413,218
24,000 Entain plc ................................................. 178,210
225 Flutter Entertainment plc † ......................... 22,949
1,600 Flutter Entertainment plc, New York † ......... 163,120
25,000 Genius Sports Ltd. † .................................. 110,750
310,000 Genting Singapore Ltd. ............................. 162,752
5,000 Hyatt Hotels Corp. , Cl. A ........................... 718,950
18,000 Inspired Entertainment Inc. † ..................... 128,340
115,800 MGM Resorts International † ..................... 4,285,758
600 Norwegian Cruise Line Holdings Ltd. † ....... 11,220
10,000 Super Group SGHC Ltd. ............................ 108,000
625,000 The Hongkong & Shanghai Hotels Ltd. † .... 466,287
18,000 Universal Entertainment Corp. † ................. 74,856
2,500 Wyndham Hotels & Resorts Inc. ............... 203,075
7,000 Wynn Resorts Ltd. ................................... 710,850
9,211,841
Industrials — 0.0%
1,000 Enerpac Tool Group Corp. ......................... 36,470
Information Technology — 0.0%
4,000 Circle Internet Group Inc. † ........................ 381,640
1,000 Micron Technology Inc. ............................ 337,840
Shares
Market
Value
900 STMicroelectronics NV ............................. $ 31,095
750,575
Machinery — 7 .3%
15,000 Astec Industries Inc. ................................. 807,600
70,992 Caterpillar Inc. .......................................... 50,294,992
1,423,467 CNH Industrial NV .................................... 15,658,137
65,239 Deere & Co. ............................................. 36,749,129
10,511 Mueller Water Products Inc. , Cl. A ............. 288,947
5,700 Oshkosh Corp. ......................................... 839,097
3,250 RENK Group AG ....................................... 190,230
6,500 Titan International Inc. † ............................ 44,915
4,500 Vertiv Holdings Co. , Cl. A .......................... 1,127,610
77,200 Xylem Inc. ................................................ 9,225,400
115,226,057
Manufactured Housing and Recreational
Vehicles — 0 .1%
2,950 Cavco Industries Inc. † .............................. 1,428,655
8,000 Champion Homes Inc. † ............................ 594,960
3,750 Nobility Homes Inc. .................................. 112,519
2,136,134
Metals and Mining — 6 .0%
30,050 Agnico Eagle Mines Ltd. ........................... 6,099,549
140,900 Barrick Mining Corp. ................................ 5,747,311
51,800 Franco-Nevada Corp. ................................ 12,797,190
98,550 Freeport-McMoRan Inc. ............................ 5,792,769
18,000 Kinross Gold Corp. ................................... 549,360
328,000 Newmont Corp. ........................................ 35,506,000
77,500 Royal Gold Inc. ......................................... 19,722,975
64,700 Wheaton Precious Metals Corp. ................ 8,476,347
94,691,501
Publishing — 1 .1%
106,000 News Corp. , Cl. A ..................................... 2,642,580
32,800 S&P Global Inc. ........................................ 13,951,152
50,000 The E.W. Scripps Co. , Cl. A † ..................... 186,000
16,779,732
Real Estate — 0 .5%
12,350 American Tower Corp. , REIT ..................... 2,131,363
1,250 D.R. Horton Inc. ....................................... 171,525
700 Millrose Properties Inc. , Cl. B .................... 19,600
1,000 Millrose Properties Inc. , REIT ................... 28,000
12,600 Ryman Hospitality Properties Inc. , REIT .... 1,162,602
600 SL Green Realty Corp. , REIT ..................... 22,164
57,000 The St. Joe Co. ......................................... 3,579,600
9,000 VICI Properties Inc. , REIT ......................... 245,880
31,000 Weyerhaeuser Co. , REIT ........................... 757,330
8,118,064
Retail — 2 .2%
400 Alibaba Group Holding Ltd. , ADR .............. 50,184
23,000 AutoNation Inc. † ...................................... 4,490,980
600 AutoZone Inc. † ......................................... 2,026,668

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
17,470 Costco Wholesale Corp. ............................ $ 17,407,632
19,500 CVS Health Corp. ...................................... 1,400,490
50,000 Hertz Global Holdings Inc. † ...................... 230,500
1,075 Lowe's Companies Inc. ............................. 254,001
13,000 Rush Enterprises Inc. , Cl. B ...................... 836,550
1,200 Starbucks Corp. ....................................... 107,508
1,700 The Home Depot Inc. ................................ 559,113
80,900 The Kroger Co. ......................................... 5,853,924
4,000 Walmart Inc. ............................................ 497,120
3,950 Zalando SE † ............................................. 93,823
33,808,493
Semiconductors — 0 .6%
1,577 Advanced Micro Devices Inc. † .................. 320,809
8,500 Aegon Ltd. ............................................... 61,188
150 Applied Materials Inc. ............................... 51,269
100 ASML Holding NV .................................... 132,083
2,000 Axcelis Technologies Inc. † ........................ 186,160
5,021 Broadcom Inc. ......................................... 1,554,050
5,000 Entegris Inc. ............................................. 586,200
12,000 GLOBALFOUNDRIES Inc. † ........................ 533,760
600 Hensoldt AG ............................................. 52,429
4,450 Intel Corp. † .............................................. 196,378
5,000 MKS Inc. .................................................. 1,149,050
7,737 NVIDIA Corp. ........................................... 1,349,333
7,500 Qnity Electronics Inc. ................................ 865,350
2,300 Taiwan Semiconductor Manufacturing Co.
Ltd. , ADR .............................................. 777,285
2,600 Teradyne Inc. ........................................... 770,796
1,500 Universal Display Corp. ............................ 137,490
8,723,630
Specialty Chemicals — 0 .3%
1,035 Air Products and Chemicals Inc. ............... 300,657
19,000 DuPont de Nemours Inc. .......................... 870,200
22,500 H.B. Fuller Co. .......................................... 1,387,800
14,500 Sensient Technologies Corp. ..................... 1,253,380
270 The Sherwin-Williams Co. ......................... 86,549
3,898,586
Telecommunications — 2 .6%
2,800 Anterix Inc. † ............................................ 106,932
2,200 AT&T Inc. ................................................. 63,778
4,450 Deutsche Telekom AG ............................... 164,336
145,250 Deutsche Telekom AG , ADR ...................... 5,385,870
33,800 EchoStar Corp. , Cl. A † .............................. 3,956,966
14,000 Hellenic Telecommunications Organization
SA ........................................................ 264,089
23,400 Hellenic Telecommunications Organization
SA , ADR ............................................... 220,545
147,750 Liberty Global Ltd. , Cl. A † ......................... 1,786,298
3,700 Liberty Global Ltd. , Cl. C † ......................... 43,401
Shares
Market
Value
1,400 Millicom International Cellular SA ............. $ 104,916
4,500 Orange SA , ADR ....................................... 92,115
1,000 QUALCOMM Inc. ...................................... 128,780
5,200 Shenandoah Telecommunications Co. ....... 80,184
5,100 SoftBank Group Corp. ............................... 114,240
26,950 SoftBank Group Corp. , ADR ...................... 325,825
24,000 Sunrise Communications AG , Cl. A ........... 1,420,310
1,850,000 Telecom Italia SpA † .................................. 1,281,283
36,000 Telefonica Brasil SA , ADR ......................... 572,760
269,000 Telefonica SA , ADR ................................... 1,167,460
481,900 Telephone and Data Systems Inc. .............. 20,287,990
41,500 Telesat Corp. † .......................................... 1,502,300
18,700 TIM SA , ADR ............................................ 495,363
10,000 VEON Ltd. , ADR † ..................................... 463,000
3,700 Verizon Communications Inc. ................... 185,740
40,214,481
Transportation — 1 .2%
10,000 Canadian Pacific Kansas City Ltd. .............. 786,600
4,000 Ferrari Group plc ...................................... 38,698
101,500 GATX Corp. .............................................. 17,330,110
18,155,408
Wireless Communications — 0 .4%
57,500 America Movil SAB de CV , ADR ................. 1,465,100
18,700 Array Digital Infrastructure Inc. ................. 862,818
215,000 Operadora De Sites Mexicanos SAB de CV 205,967
15,435 T-Mobile US Inc. ...................................... 3,241,813
5,775,698
TOTAL COMMON STOCKS ........................ 1,525,527,720
CLOSED-END FUNDS — 0.0%
2,000 Altaba Inc., Escrow † ................................. 2,700
7,200 Royce Small-Cap Trust Inc. ....................... 119,520
TOTAL CLOSED-END FUNDS .................... 122,220
PREFERRED STOCKS — 0.0%
Diversified Industrial — 0.0%
800 Jungheinrich AG ....................................... 23,968
MANDATORY CONVERTIBLE SECURITIES (a) — 0.0%
Computer Software and Services — 0.0%
1,500 Hewlett Packard Enterprise Co. ,
7.625% , 09/01/27 ................................. 96,765
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1 .8%
$ 29,043,000 U.S. Treasury Bills,
3.607 % to 3.648% †† ,
04/30/26 to 06/25/26 ............................ 28,902,789

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
INVESTMENT COMPANIES — 0 .9%
14,500 Gabelli Commercial Aerospace and
Defense ETF (b) ..................................... $ 721,065
27,500 Gabelli Financial Services Opportunities
ETF (b) .................................................. 1,144,550
107,282 Gabelli Global Financial Services Fund ,
Cl. I (b) .................................................. 2,210,005
99,500 Gabelli Global Technology Leaders ETF (b) . 3,064,083
4,000 Gabelli Growth Innovators ETF (b) ............. 130,137
10,000 Gabelli Love Our Planet & People ETF (b) ... 346,745
238,195 Gabelli Opportunities in Live and Sports
ETF † (b) ................................................ 5,824,439
13,441,024
TOTAL INVESTMENT COMPANIES ............ 13,441,024
TOTAL INVESTMENTS — 100.0%
(Cost $ 371,122,730 ) ............................. $ 1,568,114,486
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b) Investment in an affiliated fund, which is registered under the Investment
Company Act of 1940, as amended, and is advised by Gabelli Funds,
LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust